Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Federal corporate income tax rate (in percent)	20.19%	18.21%	19.18%
Federal corporate income tax rate (in percent)	21.00%	21.00%	21.00%
Benefit from investment tax credit	$ 25
Tax benefit to be generated over the life of the project	321
Current tax expense (benefit)	5,981	$ 4,268	$ 3,830
Deferred income	284	1,085	7
Income tax benefit	(5,697)	$ (3,183)	$ (3,823)
Investment Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Current tax expense (benefit)	(4,000)
Deferred income	289
Deferred tax liability	7
Income tax benefit	25
Write-off of Investment
Tax Credit Carryforward [Line Items]
Current tax expense (benefit)	$ 3,700